Property, Equipment, net - Summary of Property and Equipment Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment, gross	¥ 123,729		¥ 96,461	¥ 58,022
Less: accumulated depreciation and amortization	(72,856)		(43,843)	(22,182)
Property, equipment, net	50,873	$ 7,819	52,618	35,840
Computers
Property, Plant and Equipment [Line Items]
Property, equipment, gross	73,292		65,851	36,343
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, equipment, gross	4,072		3,640	3,505
Vehicles
Property, Plant and Equipment [Line Items]
Property, equipment, gross	3,772		3,770	1,833
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, equipment, gross	¥ 42,593		¥ 23,200	¥ 16,341